PARNASSUS MID CAP FUND

Portfolio of Investments as of March 31, 2023 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (3.4%)
C.H. Robinson Worldwide Inc.	1,989,767	197,723,147

Biotechnology (2.3%)
BioMarin Pharmaceutical Inc. [q]	1,363,955	132,630,984

Capital Markets (6.4%)
Cboe Global Markets Inc.	1,788,903	240,142,339
The Bank of New York Mellon Corp.	2,941,223	133,649,173

		373,791,512
Chemicals (4.2%)
Nutrien Ltd.	1,192,088	88,035,699
The Sherwin-Williams Co.	701,395	157,652,554

		245,688,253
Commercial Services & Supplies (3.7%)
Republic Services Inc.	1,597,010	215,947,692

Containers & Packaging (3.0%)
Ball Corp. Ω	3,183,667	175,451,888

Distributors (1.4%)
Pool Corp.	245,893	84,203,599

Electric Utilities (2.2%)
IDACORP Inc.	1,185,502	128,425,432

Electronic Equipment, Instruments & Components (0.5%)
Trimble Inc. [q]	620,049	32,502,969

Equity Real Estate Investment Trusts (4.1%)
Alexandria Real Estate Equities Inc.	487,211	61,188,829
SBA Communications Corp., Class A	687,234	179,416,180

		240,605,009
Food & Staples Retailing (7.2%)
Grocery Outlet Holding Corp. qΩ	6,022,813	170,204,695
Sysco Corp.	3,265,011	252,156,800

		422,361,495
Health Care Equipment & Supplies (5.2%)
Hologic Inc. [q]	3,786,427	305,564,659

Household Durables (2.1%)
D.R. Horton Inc.	1,236,643	120,807,655

IT Services (6.7%)
Amdocs Ltd.	1,219,691	117,126,927
Broadridge Financial Solutions Inc.	1,087,400	159,380,218
Jack Henry & Associates Inc.	797,001	120,123,991

		396,631,136
Life Sciences Tools & Services (5.2%)
Agilent Technologies Inc.	1,197,216	165,622,861
IQVIA Holdings Inc. [q]	702,600	139,740,114

		305,362,975

Machinery (12.2%)
CNH Industrial N.V.	15,410,297	235,315,235
Otis Worldwide Corp.	3,084,331	260,317,536
Pentair plc	1,388,453	76,739,797
Xylem Inc.	1,379,769	144,461,814

		716,834,382
Professional Services (3.3%)
Verisk Analytics Inc.	1,010,766	193,925,565

Semiconductors & Semiconductor Equipment (3.5%)
KLA Corp.	308,117	122,991,063
Lam Research Corp.	160,864	85,277,224

		208,268,287
Software (12.0%)
Ansys Inc. [q]	363,676	121,031,373
Autodesk Inc. [q]	593,940	123,634,550
Roper Technologies Inc.	395,347	174,225,469
Synopsys Inc. [q]	214,487	82,845,604
Workday Inc., Class A [q]	976,481	201,682,386

		703,419,382
Specialty Retail (4.7%)
Burlington Stores Inc. [q]	424,619	85,815,500
O’Reilly Automotive Inc. [q]	217,885	184,980,007

		270,795,507
Technology Hardware, Storage & Peripherals (1.0%)
Western Digital Corp. [q]	1,484,647	55,926,653

Textiles, Apparel & Luxury Goods (0.8%)
VF Corp.	2,162,672	49,546,816

Transportation Infrastructure (3.2%)
Avantor Inc. [q]	8,893,417	188,006,835

Total investment in equities (98.3%) (cost $5,413,292,467)		5,764,421,832

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Beneficial State Bank	0.30%	04/25/2023	250,000	249,342
Beneficial State Bank	4.00%	03/27/2024	250,000	240,137
Citizens Trust Bank	0.05%	01/14/2024	250,000	242,110
Self-Help Federal Credit Union	3.56%	02/17/2024	250,000	241,178

				972,767
Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2023	300,000	299,310

Time Deposits (1.5%)
Citibank, New York	4.18%	04/03/2023	86,441,303	86,441,303

Total short-term securities (1.5%) (cost $87,713,380)				87,713,380

Total securities (99.8%) (cost $5,501,005,847)				5,852,135,212

Other assets and liabilities (0.2%)				10,927,193

Total net assets (100.0%)				5,863,062,405

θ	This security is non-income producing.
Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.
N.V.	Naamloze Vennootschap
plc	Public Limited Company

PARNASSUS MID CAP GROWTH FUND

Portfolio of Investments as of March 31, 2023 (unaudited)

Equities	Shares	Market Value ($)
Biotechnology (1.9%)
BioMarin Pharmaceutical Inc. [q]	142,279	13,835,210

Capital Markets (2.6%)
Morningstar Inc.	94,728	19,232,626

Chemicals (4.2%)
Nutrien Ltd.	188,197	13,898,348
The Sherwin-Williams Co.	72,133	16,213,334

		30,111,682
Commercial Services & Supplies (1.9%)
Cintas Corp.	30,581	14,149,217

Containers & Packaging (2.7%)
Ball Corp. Ω	361,763	19,936,759

Distributors (2.8%)
Pool Corp.	58,899	20,169,374

Health Care Equipment & Supplies (6.4%)
Align Technology Inc. [q]	65,432	21,863,448
IDEXX Laboratories Inc. [q]	48,983	24,495,419

		46,358,867
Health Care Technology (4.2%)
Veeva Systems Inc., Class A q	167,429	30,771,776

Hotels, Restaurants & Leisure (2.1%)
Hilton Worldwide Holdings Inc.	108,531	15,288,762

Insurance (2.2%)
The Progressive Corp.	113,566	16,246,752

Internet & Direct Marketing Retail (4.6%)
MercadoLibre Inc. [q]	25,730	33,913,684

IT Services (2.3%)
Broadridge Financial Solutions Inc.	115,119	16,872,992

Life Sciences Tools & Services (6.1%)
Agilent Technologies Inc.	118,676	16,417,638
Illumina Inc. [q]	121,637	28,286,684

		44,704,322
Media (2.4%)
The Trade Desk Inc., Class A [q]	285,430	17,385,541

Professional Services (7.2%)
CoStar Group Inc. [q]	257,115	17,702,368
Equifax Inc.	81,629	16,557,626
Verisk Analytics Inc.	94,320	18,096,235

		52,356,229
Road & Rail (2.1%)
Old Dominion Freight Line Inc.	44,283	15,093,418

Semiconductors & Semiconductor Equipment (7.9%)
KLA Corp.	35,771	14,278,710
Lam Research Corp.	27,246	14,443,649
Monolithic Power Systems Inc.	28,318	14,174,292
Teradyne Inc.	131,331	14,119,396

		57,016,047
Software (27.3%)
Ansys Inc. [q]	84,527	28,130,585
Cadence Design Systems Inc. [q]	54,507	11,451,376
Five9 Inc. [q]	225,571	16,306,528
Fortinet Inc. [q]	483,695	32,146,370
Guidewire Software Inc. [q]	423,353	34,736,114
Splunk Inc. [q]	368,382	35,320,466
Synopsys Inc. [q]	31,644	12,222,495
Workday Inc., Class A [q]	133,563	27,586,102

		197,900,036
Specialty Retail (3.0%)
O’Reilly Automotive Inc. [q]	26,154	22,204,223

Technology Hardware, Storage & Peripherals (2.4%)
Western Digital Corp. [q]	470,262	17,714,769

Textiles, Apparel & Luxury Goods (2.0%)
Lululemon Athletica Inc. [q]	39,157	14,260,588

Total investment in equities (98.3%) (cost $575,864,387)		715,522,874

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.1%) α
Beneficial State Bank	3.50%	01/15/2024	250,000	242,082
Citizens Trust Bank	0.05%	01/14/2024	200,000	193,688

				435,770
Certificates of Deposit Account Registry Service (0.1%) α
CDARS agreement with Beneficial State Bank, dated 03/16/2023 Participating depository institutions: First State Bank, par 236,500; United Mississippi Bank, par 236,500; Waumandee State Bank, par 27.000; (cost $480,879)	4.00%	03/14/2024	500,000	480,879

Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2023	100,000	99,770
BlueHub Loan Fund Inc.	1.00%	04/15/2023	100,000	99,770
Root Capital Inc.	1.00%	02/01/2024	100,000	94,967
Vermont Community Loan Fund Inc.	0.50%	10/15/2023	100,000	96,762

				391,269
Time Deposits (1.6%)
BBVA, Madrid	4.18%	04/03/2023	11,895,943	11,895,943

Total short-term securities (1.8%) (cost $13,203,861)				13,203,861

Total securities (100.1%) (cost $589,068,248)				728,726,735

Other assets and liabilities (-0.1%)				(554,816)

Total net assets (100.0%)				728,171,919

θ	This security is non-income producing.
Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.

PARNASSUS VALUE EQUITY FUND Portfolio of Investments as of March 31, 2023 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (2.3%)
FedEx Corp.	459,685	105,033,426

Banks (4.3%)
Bank of America Corp.	3,938,303	112,635,466
Citigroup Inc.	1,922,087	90,126,659

		202,762,125
Biotechnology (8.8%)
Biogen Inc. [q]	305,808	85,023,798
BioMarin Pharmaceutical Inc. [q]	832,295	80,932,366
Gilead Sciences Inc.	1,738,122	144,211,982
Moderna Inc. [q]	644,208	98,937,465

		409,105,611
Capital Markets (7.4%)
CME Group Inc., Class A	169,694	32,499,795
S&P Global Inc.	331,514	114,296,082
The Bank of New York Mellon Corp.	2,444,145	111,061,949
The Charles Schwab Corp.	1,695,957	88,834,228

		346,692,054
Chemicals (1.5%)
International Flavors & Fragrances Inc.	772,359	71,026,134

Communications Equipment (2.8%)
Cisco Systems Inc.	2,517,772	131,616,531

Consumer Finance (3.7%)
American Express Co.	642,639	106,003,303
Capital One Financial Corp.	700,000	67,312,000

		173,315,303
Containers & Packaging (2.7%)
Ball Corp. Ω	2,295,707	126,516,413

Diversified Telecommunication Services (2.9%)
Verizon Communications Inc.	3,521,415	136,947,829

Equity Real Estate Investment Trusts (2.2%)
Simon Property Group Inc.	913,815	102,319,866

Food & Staples Retailing (3.3%)
Sysco Corp.	1,975,976	152,604,626

Health Care Equipment & Supplies (3.9%)
Align Technology Inc. [q]	295,375	98,696,603
Baxter International Inc.	2,086,730	84,637,769

		183,334,372
Household Durables (3.1%)
D.R. Horton Inc.	1,482,209	144,796,997

Insurance (2.8%)
The Progressive Corp.	911,671	130,423,653

Interactive Media & Services (2.2%)
Alphabet Inc., Class A q	993,078	103,011,981

IT Services (9.0%)
Accenture plc, Class A	257,851	73,696,394
Amdocs Ltd.	1,048,646	100,701,475
Global Payments Inc.	1,128,745	118,789,124
Mastercard Inc., Class A	300,000	109,023,000
Paychex Inc.	175,000	20,053,250

		422,263,243
Life Sciences Tools & Services (2.4%)
Agilent Technologies Inc.	796,434	110,178,680

Machinery (4.9%)
Cummins Inc.	455,464	108,801,240
Deere & Co.	287,730	118,797,962

		227,599,202
Media (2.8%)
Comcast Corp., Class A	3,428,863	129,988,196

Multiline Retail (2.2%)
Target Corp.	630,045	104,354,353

Pharmaceuticals (4.4%)
Merck & Co., Inc.			1,931,707	205,514,308

Road & Rail (1.9%)
Union Pacific Corp.			436,475	87,844,959

Semiconductors & Semiconductor Equipment (2.9%)
Applied Materials Inc.			222,448	27,323,288
Micron Technology Inc.			1,796,456	108,398,155

				135,721,443
Software (5.0%)
Microsoft Corp.			369,967	106,661,486
Oracle Corp.			1,358,062	126,191,121

				232,852,607
Specialty Retail (3.2%)
Ross Stores Inc.			979,200	103,922,496
The Gap Inc.			4,729,419	47,483,367

				151,405,863
Technology Hardware, Storage & Peripherals (3.1%)
Apple Inc.			283,318	46,719,138
Western Digital Corp. [q]			2,560,322	96,447,330

				143,166,468
Textiles, Apparel & Luxury Goods (1.0%)
VF Corp.			2,124,793	48,679,008

Trading Companies & Distributors (1.7%)
W.W. Grainger Inc.			115,186	79,341,269

Total investment in equities (98.4%) (cost $4,046,426,188)				4,598,416,520

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Citizens Trust Bank	0.05%	10/06/2023	250,000	244,849
Community Vision Capital & Consulting	0.25%	03/31/2024	250,000	235,041
Self-Help Federal Credit Union	3.56%	02/25/2024	250,000	240,959

				720,849
Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/16/2023 Participating depository institutions: First State Bank, par 156,398; United Mississippi Bank, par 236,500; Waumandee State Bank, par 107,102; (cost $480,879)	4.00%	03/14/2024	500,000	480,879

Community Development Loans (0.0%) α
Root Capital Inc.	1.00%	02/01/2024	100,000	94,970

Time Deposits (1.0%)
Barclays, London	4.18%	04/03/2023	45,638,081	45,638,081

Total short-term securities (1.0%) (cost $46,934,779)				46,934,779

Total securities (99.4%) (cost $4,093,360,967)				4,645,351,299

Other assets and liabilities (0.6%)	29,530,134

Total net assets (100.0%)	4,674,881,433

θ	This security is non-income producing.
Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.
plc	Public Limited Company

PARNASSUS GROWTH EQUITY FUND
Portfolio of Investments as of March 31, 2023 (unaudited)

Equities	Shares	Market Value ($)
Automobiles (1.7%)
Stellantis N.V.	15,542	282,709

Biotechnology (1.5%)
Vertex Pharmaceuticals Inc. [q]	766	241,344

Capital Markets (4.4%)
Ares Management Corp., Class A	4,192	349,780
S&P Global Inc.	1,097	378,213

		727,993
Chemicals (2.5%)
Linde plc	457	162,436
The Sherwin-Williams Co.	1,103	247,921

		410,357
Equity Real Estate Investment Trusts (1.4%)
SBA Communications Corp., Class A	877	228,958

Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	744	369,671

Food Products (2.0%)
Hershey Co.	1,276	324,627

Health Care Equipment & Supplies (4.3%)
Boston Scientific Corp. [q]	8,073	403,892
DexCom Inc. [q]	2,534	294,400

		698,292
Health Care Providers & Services (2.0%)
UnitedHealth Group Inc.	678	320,416

Hotels, Restaurants & Leisure (3.7%)
Airbnb Inc., Class A [q]	1,887	234,743
Planet Fitness Inc., Class A [q]	4,787	371,806

		606,549

Household Products (1.5%)
Colgate-Palmolive Co.	3,152	236,873

Interactive Media & Services (4.6%)
Alphabet Inc., Class A [q]	7,255	752,561

Internet & Direct Marketing Retail (6.0%)
Amazon.com Inc. [q]	9,412	972,165

IT Services (6.3%)
Cloudflare Inc., Class A [q]	4,596	283,389
Visa Inc.	3,362	757,997

		1,041,386
Life Sciences Tools & Services (3.3%)
Thermo Fisher Scientific Inc.	934	538,330

Machinery (1.4%)
Deere & Co.	562	232,039

Pharmaceuticals (4.6%)
AstraZeneca plc, ADR	5,831	404,730
Eli Lilly & Co.	1,031	354,066

		758,796
Professional Services (1.7%)
Verisk Analytics Inc.	1,409	270,331

Road & Rail (3.1%)
Canadian Pacific Railway Ltd.	3,324	255,749
Old Dominion Freight Line Inc.	718	244,723

		500,472
Semiconductors & Semiconductor Equipment (9.6%)
Advanced Micro Devices Inc. [q]	3,817	374,104
Applied Materials Inc.	1,925	236,448
ASML Holding N.V., ADR	342	232,803
NVIDIA Corp.	1,412	392,211
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,531	328,454

		1,564,020
Software (21.1%)
Microsoft Corp.	5,692	1,641,004
Procore Technologies Inc. [q]	7,349	460,268
PTC Inc. [q]	3,544	454,447
Salesforce Inc. [q]	1,797	359,005
ServiceNow Inc. [q]	499	231,895
Workday Inc., Class A [q]	1,409	291,015

		3,437,634
Technology Hardware, Storage & Peripherals (4.7%)
Apple Inc.	4,659	768,269

Textiles, Apparel & Luxury Goods (4.9%)
LVMH Moet Hennessy Louis Vuitton ADR	2,212	406,411
Nike Inc., Class B	3,177	389,627

		796,038
Total investment in equities (98.6%) (cost $14,216,638)		16,079,830

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Time Deposits (3.5%)
JPMorgan Chase, New York	4.18%	04/03/2023	568,167	568,167

Total short-term securities (3.5%) (cost $568,167)				568,167

Total securities (102.1%) (cost $14,784,805)				16,647,997

Other assets and liabilities (-2.1%)				(339,283)

Total net assets (100.0%)				16,308,714

N.V.	Naamloze Vennootschap
plc	Public Limited Company
ADR	American Depositary Receipt

PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of March 31, 2023 (unaudited)

Equities	Shares	Market Value ($)
Banks (2.8%)
Bank of America Corp.	24,960,876	713,881,054

Biotechnology (2.8%)
Gilead Sciences Inc.	8,448,783	700,995,526

Capital Markets (9.2%)
CME Group Inc., Class A	4,091,686	783,639,703
Intercontinental Exchange Inc.	5,630,489	587,203,698
S&P Global Inc.	1,756,000	605,416,120
The Charles Schwab Corp.	6,694,648	350,665,662

		2,326,925,183
Chemicals (5.8%)
Linde plc	2,332,094	828,919,491
Nutrien Ltd.	3,312,359	244,617,712
The Sherwin-Williams Co.	1,809,386	406,695,691

		1,480,232,894
Commercial Services & Supplies (2.5%)
Waste Management Inc.	3,971,331	648,002,079

Containers & Packaging (2.6%)
Ball Corp. Ω	11,805,203	650,584,737

Equity Real Estate Investment Trusts (1.4%)
American Tower Corp.	1,733,780	354,280,605

Food & Staples Retailing (4.2%)
Costco Wholesale Corp.	1,062,873	528,109,708
Sysco Corp.	6,864,337	530,132,747

		1,058,242,455
Food Products (2.6%)
Mondelez International Inc., Class A	9,368,546	653,175,027

Health Care Equipment & Supplies (2.4%)
Becton, Dickinson and Co.	2,405,930	595,563,912

Household Durables (1.3%)
D.R. Horton Inc.	3,290,016	321,401,663

Household Products (2.9%)
The Procter & Gamble Co.	5,039,444	749,314,928

Insurance (2.3%)
Marsh & McLennan Co., Inc.	3,521,857	586,565,283

Interactive Media & Services (4.4%)
Alphabet Inc., Class A [q]	10,847,993	1,125,262,314

IT Services (6.1%)
Fiserv Inc. [q]	5,604,124	633,434,136
Mastercard Inc., Class A	2,511,947	912,866,659

		1,546,300,795
Life Sciences Tools & Services (4.7%)
Danaher Corp.	2,382,889	600,583,344
Thermo Fisher Scientific Inc.	1,030,280	593,822,484

		1,194,405,828
Machinery (3.9%)
Deere & Co.	2,374,200	980,259,696

Multiline Retail (1.1%)
Target Corp.	1,702,206	281,936,380

Pharmaceuticals (1.5%)
Roche Holding AG (ADR)	10,526,411	377,477,098

Professional Services (2.1%)
Verisk Analytics Inc.	2,777,479	532,887,121

Road & Rail (2.1%)
Canadian Pacific Railway Ltd.	7,044,943	542,037,914

Semiconductors & Semiconductor Equipment (6.5%)
Applied Materials Inc.	4,434,589	544,700,567
Micron Technology Inc.	5,166,815	311,765,617
NVIDIA Corp.	1,152,047	320,004,095
Texas Instruments Inc.	2,501,486	465,301,411

		1,641,771,690
Software (15.4%)
Adobe Inc. [q]	919,624	354,395,501
Microsoft Corp.	5,946,554	1,714,391,518
Oracle Corp.	9,242,752	858,836,516
Salesforce Inc. [q]	4,911,099	981,139,358

		3,908,762,893
Specialty Retail (0.5%)
Autozone Inc. [q]	50,289	123,617,905

Technology Hardware, Storage & Peripherals (3.5%)
Apple Inc.	5,327,965	878,581,429

Wireless Telecommunication Services (1.7%)
T-Mobile US Inc. [q]	3,018,452	437,192,588

Total investment in equities (96.3%) (cost $20,069,896,087)		24,409,658,997

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Citizens Trust Bank	0.05%	01/14/2024	250,000	242,109
Community Vision Capital & Consulting	0.25%	01/31/2024	250,000	237,466
Self-Help Federal Credit Union	3.56%	02/17/2024	1,000,000	964,712
Self-Help Federal Credit Union	1.50%	10/16/2023	250,000	244,575

				1,688,862
Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/16/2023 Participating depository institutions: Capitol National Bank, par 236,500; Citizen Bank & Trust Co., par 236,500; Farmers and Merchants Union Bank, par 20,952; First State Bank, par 236,500; First United Bank, par 236,500; Security First Bank, par 118,500; The Fairfield National Bank, par 205,048; United Mississippi Bank, par 236,500; Vision Bank, National Association, par 236,500; Waumandee State Bank, par 236,500; (cost $1,923,516)	4.00%	03/14/2024	2,000,000	1,923,516

Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2023	100,000	897,929
BlueHub Loan Fund Inc.	1.00%	04/15/2023	900,000	99,770
New Hampshire Community Loan Fund Inc.	1.00%	07/31/2023	500,000	490,055
Root Capital Inc.	1.00%	02/01/2024	200,000	189,940
Vermont Community Loan Fund Inc.	0.50%	04/15/2023	100,000	99,770

				1,777,464
Time Deposits (2.9%)
ANZ, London	1.00%	07/31/2023	200,000,000	200,000,000
Barclays, London	1.00%	02/01/2024	84,954,683	84,954,683
BBVA, Madrid	0.50%	04/15/2023	187,567,441	187,567,441
JPMorgan Chase, New York	1.00%	02/01/2024	66,069,225	200,000,000
Royal Bank of Canada, Toronto	3.69%	04/03/2023	66,069,225	66,069,225

				738,591,349
Total short-term securities (2.9%) (cost $743,981,191)				743,981,191

Total securities (99.2%) (cost $20,813,877,278)				25,153,640,188

Other assets and liabilities (0.8%)				210,216,141

Total net assets (100.0%)				25,363,856,329

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.
θ	This security is non-income producing.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities has been classified as level 3.
plc	Public Limited Company
ADR	American Depositary Receipt

PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of March 31, 2023 (unaudited)

Preferred Stocks	Interest Rate	Maturity Date	Shares	Market Value ($)
Capital Markets (1.4%)
Morgan Stanley	4.25%	01/15/2027	100,000	1,895,000
The Charles Schwab Corp. [l]	4.45%	06/01/2026	103,049	1,990,907

				3,885,907
Equity Real Estate Investment Trusts (1.4%)
Public Storage	3.88%	10/06/2025	22,966	417,981
Public Storage [l]	4.00%	06/16/2026	136,587	2,522,762
Public Storage	4.10%	01/13/2027	48,626	900,067

				3,840,810

Total investment in preferred stocks (2.8%) (cost $9,995,311)				7,726,717

Convertible Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Electrical Equipment (0.7%)
Sunrun Inc.	0.00%	02/01/2026	2,800,000	1,849,400

Total investment in convertible bonds (0.7%) (cost $2,358,147)				1,849,400

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Air Freight & Logistics (2.6%)
C.H. Robinson Worldwide Inc.	4.20%	04/15/2028	4,000,000	3,842,825
FedEx Corp.	4.25%	05/15/2030	1,750,000	1,699,100
FedEx Corp.	4.75%	11/15/2045	1,750,000	1,578,693

				7,120,618
Airlines (2.4%)
Alaska Airlines 2020-1, Class B	8.00%	08/15/2025	3,569,918	3,625,507
Alaska Airlines 2020-1, Class A	4.80%	08/15/2027	126,053	122,232
Southwest Airlines Co.	5.13%	06/15/2027	3,000,000	2,987,368

				6,735,107
Auto Components (1.4%)
APTIV plc	2.40%	02/18/2025	1,000,000	952,084
APTIV plc	5.40%	03/15/2049	2,000,000	1,785,672
APTIV plc	4.15%	05/01/2052	1,500,000	1,169,383

				3,907,139
Banks (2.3%)
Bank of America Corp.	1.53%	12/06/2025	2,000,000	1,868,971
Bank of America Corp.	3.85%	03/08/2037	1,000,000	851,979
Citigroup Inc.	2.01%	01/25/2026	4,000,000	3,764,237

				6,485,187
Building Products (1.4%)
Masco Corp.	3.50%	11/15/2027	2,000,000	1,884,612
Masco Corp.	4.50%	05/15/2047	2,500,000	2,083,484

				3,968,096
Capital Markets (1.4%)
Morgan Stanley	2.72%	07/22/2025	2,500,000	2,411,070
The Charles Schwab Corp.	3.75%	04/01/2024	1,500,000	1,471,063

				3,882,133
Chemicals (1.3%)
The Sherwin-Williams Co.	4.50%	06/01/2047	4,000,000	3,516,873

Consumer Finance (3.7%)
American Express Co.	4.05%	05/03/2029	4,000,000	3,897,121
Capital One Financial Corp.	2.62%	11/02/2032	3,000,000	2,284,525
Discover Financial Services	4.50%	01/30/2026	3,500,000	3,375,008
Discover Financial Services	4.10%	02/09/2027	1,000,000	944,381

				10,501,035
Containers & Packaging (1.6%)
Ball Corp.	4.88%	03/15/2026	4,500,000	4,471,200

Electronic Equipment, Instruments & Components (1.4%)
Trimble Inc.	4.90%	06/15/2028	4,000,000	3,971,625

Equity Real Estate Investment Trusts (5.8%)
Alexandria Real Estate Equities Inc.	2.00%	05/18/2032	3,000,000	2,306,585
Alexandria Real Estate Equities Inc.	4.85%	04/15/2049	1,750,000	1,512,758
American Tower Corp.	2.40%	03/15/2025	2,000,000	1,899,103
American Tower Corp.	2.70%	04/15/2031	2,250,000	1,874,428
Digital Realty Trust Inc.	3.60%	07/01/2029	1,000,000	896,913
Regency Centers LP	3.75%	06/15/2024	2,000,000	1,953,313
Regency Centers LP	4.40%	02/01/2047	2,400,000	1,950,492
SBA Communications Corp.	3.88%	02/15/2027	4,000,000	3,757,341

				16,150,933
Food & Staples Retailing (1.9%)
Sysco Corp.	2.40%	02/15/2030	6,000,000	5,214,500

Food Products (1.5%)
McCormick & Co., Inc.	2.50%	04/15/2030	5,000,000	4,264,718

Health Care Equipment & Supplies (2.1%)
Baxter International Inc.	2.54%	02/01/2032	3,000,000	2,440,599
Becton, Dickinson and Co.	3.36%	06/06/2024	2,000,000	1,962,502
Becton, Dickinson and Co.	4.69%	12/15/2044	1,500,000	1,393,284

				5,796,385
Hotels, Restaurants & Leisure (1.2%)
Hilton Domestic Operating Company Inc.	3.75%	05/01/2029	3,684,000	3,287,970

Industrial Conglomerates (1.1%)
Roper Technologies Inc.	2.95%	09/15/2029	3,500,000	3,127,317

Interactive Media & Services (0.7%)
Alphabet Inc.	1.10%	08/15/2030	1,500,000	1,227,375
Alphabet Inc.	2.05%	08/15/2050	1,500,000	949,542

				2,176,917
Internet & Direct Marketing Retail (1.1%)
Booking Holdings Inc.	4.63%	04/13/2030	3,000,000	2,996,859

IT Services (3.6%)
Fiserv Inc.	3.85%	06/01/2025	2,500,000	2,446,899
Fiserv Inc.	4.40%	07/01/2049	1,500,000	1,272,980
Global Payments Inc.	5.95%	08/15/2052	4,000,000	3,791,364
Visa Inc.	0.75%	08/15/2027	2,500,000	2,157,995

				9,669,238
Life Sciences Tools & Services (1.5%)
Agilent Technologies Inc.	2.75%	09/15/2029	4,750,000	4,244,498

Machinery (4.1%)
CNH Industrial Capital LLC	1.45%	07/15/2026	4,500,000	4,026,036
Pentair Finance SA	4.50%	07/01/2029	4,500,000	4,256,956
Xylem Inc.	2.25%	01/30/2031	4,000,000	3,335,942

				11,618,934

Multiline Retail (1.0%)
Macy’s Retail Holdings LLC [l]	5.88%	04/01/2029	3,000,000	2,774,970

Pharmaceuticals (0.9%)
Merck & Co. Inc.	1.90%	12/10/2028	2,750,000	2,435,869

Road & Rail (1.6%)
Kansas City Southern	2.88%	11/15/2029	2,000,000	1,790,721
Kansas City Southern	4.70%	05/01/2048	3,000,000	2,738,047

				4,528,768
Semiconductors & Semiconductor Equipment (2.3%)
Micron Technology Inc.	2.70%	04/15/2032	5,000,000	4,001,346
Qorvo Inc.	3.38%	04/01/2031	3,000,000	2,481,780

				6,483,126
Software (3.9%)
Autodesk Inc.	2.85%	01/15/2030	1,250,000	1,102,107
Autodesk Inc.	2.40%	12/15/2031	3,500,000	2,909,588
Oracle Corp.	6.13%	07/08/2039	4,000,000	4,156,565
PTC Inc.	4.00%	02/15/2028	3,000,000	2,803,398

				10,971,658
Specialty Retail (3.5%)
Lowe’s Companies Inc.	4.50%	04/15/2030	3,000,000	2,963,230
O’Reilly Automotive Inc.	4.20%	04/01/2030	4,000,000	3,843,916
Ross Stores Inc.	4.80%	04/15/2030	3,000,000	2,888,179

				9,695,325
Textiles, Apparel & Luxury Goods (2.6%)
Hanesbrands Inc.	4.88%	05/15/2026	4,500,000	4,263,750
VF Corp.	6.00%	10/15/2033	2,000,000	1,973,033
VF Corp.	6.45%	11/01/2037	1,000,000	1,030,856

				7,267,639
Transportation Infrastructure (1.4%)
Avantor Funding Inc.	4.63%	07/15/2028	4,000,000	3,796,360

Wireless Telecommunication Services (1.3%)
T-Mobile USA Inc.	2.25%	02/15/2026	1,500,000	1,395,279
T-Mobile USA Inc.	4.38%	04/15/2040	2,500,000	2,237,406

				3,632,685
Total investment in corporate bonds (62.6%) (cost $191,434,070)				174,693,682

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
European Bank for Reconstruction & Development	1.50%	02/13/2025	2,000,000	1,903,985
European Investment Bank	1.63%	10/09/2029	2,000,000	1,762,640
European Investment Bank	0.75%	09/23/2030	2,000,000	1,627,703
International Bank for Reconstruction & Development	3.13%	11/20/2025	4,000,000	3,914,120
International Bank for Reconstruction & Development	1.63%	11/03/2031	5,000,000	4,256,379
International Finance Corp.	2.13%	04/07/2026	6,000,000	5,693,399

Total investment in supranational bonds (6.9%) (cost $21,117,741)				19,158,226

U.S. Government Agency Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Federal Home Loan Bank	3.33%	06/27/2025	4,000,000	3,906,683
Federal Home Loan Bank	0.50%	07/28/2025	5,000,000	4,601,193

Total investment in U.S. government agency bonds (3.1%) (cost $8,720,151)				8,507,876

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
U.S. Treasury	2.50%	01/31/2024	2,000,000	1,963,984
U.S. Treasury	2.13%	03/31/2024	2,000,000	1,951,328
U.S. Treasury	2.50%	05/31/2024	4,000,000	3,908,906
U.S. Treasury	2.00%	05/31/2024	1,000,000	971,719
U.S. Treasury	1.75%	06/30/2024	2,000,000	1,935,234
U.S. Treasury	2.25%	11/15/2024	3,000,000	2,904,727
U.S. Treasury	1.50%	11/30/2024	2,000,000	1,912,031
U.S. Treasury	2.00%	02/15/2025	3,000,000	2,882,695
U.S. Treasury	3.88%	03/31/2025	4,000,000	3,985,781
U.S. Treasury	0.25%	06/30/2025	2,000,000	1,842,109
U.S. Treasury	2.25%	11/15/2025	3,000,000	2,875,664
U.S. Treasury	0.38%	12/31/2025	2,000,000	1,821,563
U.S. Treasury	1.88%	07/31/2026	2,000,000	1,880,078
U.S. Treasury	3.25%	05/15/2042	5,000,000	4,606,055
U.S. Treasury	4.00%	11/15/2042	4,500,000	4,615,313
U.S. Treasury	2.00%	02/15/2050	4,000,000	2,823,281
U.S. Treasury	1.25%	05/15/2050	2,500,000	1,446,387
U.S. Treasury	1.88%	11/15/2051	2,000,000	1,355,547
U.S. Treasury	3.00%	08/15/5052	4,000,000	3,498,125
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,262,260	1,233,951
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,428,840	1,461,249
U.S. Treasury (TIPS)	0.63%	02/15/2043	2,603,940	2,195,309

Total investment in U.S. government treasury bonds (19.6%) (cost $58,127,658)				54,071,036

Total investment in long-term securities (95.7%) (cost $291,753,078)				266,006,937

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.2%) α
Beneficial State Bank	1.10%	10/23/2023	250,000	243,512
Citizens Trust Bank	0.05%	10/06/2023	250,000	244,849

				488,361
Time Deposits (2.3%)
Citibank, New York	3.69%	04/03/2023	6,480,133	6,480,133

Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (1.2%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	4.58%			3,462,587

Total short-term securities (3.7%) (cost $10,431,081)				10,431,081

Total securities (99.4%) (cost $302,184,159)				276,438,018

Payable upon return of securities loaned (-1.2%)				(3,462,587)

Other assets and liabilities (1.8%)				4,981,436

Total net assets (100.0%)				277,956,867

λ	This security, or partial position of this security, was on loan at March 31, 2023. The total value of the securities on loan at March 31, 2023 was $3,552,058
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.
plc	Public Limited Company
LLC	Limited Liability Company
LP	Limited Partnership
TIPS	Treasury Inflation Protected Security